BUSINESS ACQUISTIONS	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 12 - BUSINESS ACQUISTIONS

Federal Technology Agency

On December 22, 2014, the Company entered into a Stock Purchase Agreement with Roger Ng, majority shareholder of FTA and completed its acquisition of FTA through its purchase of 7,000 shares of FTA common stock representing seventy (70%) percent of the issued and outstanding capital stock of FTA (the “Transaction”). As a result of the Transaction, FTA became a majority owned subsidiary of the Company. The entry into the Stock Purchase Agreement was approved by Unanimous Written Consent of the Board of Directors of the Company without a meeting on December 19, 2014.

The following unaudited pro forma condensed combined statement of operations reflects the results of operations of Go Ez Corporation for the twelve months ended December 31, 2014 as if acquisition of FTA had occurred on January 1, 2014.

The following unaudited pro forma condensed combined statement of operations reflects the results of operations of Go Ez Corporation for the twelve months ended December 31, 2013 as if acquisition of FTA had occurred on January 1, 2013.

Go Ez Corporation and Subsidiary

Pro Forma Condensed Combined Statements of Operations

For the Twelve Months Ended December 31, 2014

(Unaudited)

	Historical Statements
		Federal		Pro Forma
	Go Ez	Technology	Pro Forma	Condensed
	Corporation	Agency, Inc.	Adjustments	Combined

Services revenue	$-	$218,550	$-	$218,550
Operating expenses	349,010	234,452	-	583,462
Loss from Operations	(349,010)	(15,902)	-	(364,912)

Other income (expense)	(30,204)	-	(20,528,935)	(20,559,139)
Net loss	$(379,214)	$(15,902)	$(20,528,935)	$(20,924,051)

Go Ez Corporation (formerly E.R.C Energy Recovery Corporation) and Subsidiary
Pro Forma Condensed Combined Statements of Operations
For the Twelve Months Ended December 31, 2013
(Unaudited)

	Historical Statements
		Federal		Pro Forma
	Go Ez	Technology	Pro Forma	Condensed
	Corporation	Agency, Inc.	Adjustments	Combined

Services revenue	$-	$-	$-	$-
Operating expenses	73,637	823	-	74,460
Loss from Operations	(73,637)	(823)	-	(74,460)

Other income (expense)	9,591	-	-	9,591
Net loss	$(64,046)	$(823)	$-	$(64,869)

In accordance with terms of the FTA Stock Purchase Agreement, the purchase price paid by the Company at closing for 7,000 shares of FTA common stock representing seventy (70%) percent of the issued and outstanding capital stock of FTA consisted of $280,000 worth of restricted common shares of the Company, $20,000,000 worth of the Company’s Series B Preferred Stock and a common stock purchase warrant to purchase up to an aggregate of ten (10%) percent of the Company’s outstanding common stock having an exercise price equal to seventy five (75%) percent of the volume weighted average closing price per shares of the Company’s common stock for the five (5) trading days immediately preceding the Company’s receipt of FTA’s notice of exercise of the Warrant, which may be exercised in whole or in part, at any time and from time to time from and after six (6) months from the date of the closing but shall expire after twenty four (24) months from the date of the closing and such exercise shall not result in the Seller possessing in excess of 9.9% of the outstanding common shares issued. Because of the variable exercise price of the warrant, this resulted in a derivative liability of $256,551.15 valued on December 22, 2014 using a Black Scholes valuation model. This amount is included in Derivative Liability in the accompanying Balance Sheet. The Company’s restricted common shares and Series B Preferred Stock issued in this acquisition were valued at their fair value. As there is no active market for either the Company’s Series B preferred stock or the Company’s common stock, the issuance has been reflected as an investment in subsidiary of a total amount equal to 70% of the $27,810 stockholders’ equity of FTA as of December 22, 2014, or $19,467. The remaining 30% of the $27,810 stockholders’ equity of FTA at December 31, 2014, or $8,343, has been included in “non-controlling interest”. We incurred a loss on the acquisition of FTA, totaling $20,517,084, due to the Company not recognizing any goodwill.

In connection with the FTA Transaction, Mr. Carlos López resigned as the Chief Executive officer, Secretary and Director of FTA, and the following person were appointed to serve as executive officer and director of FTA:

•	Abraham Dominguez Cinta was appointed to fill the position of FTA’s Chief Executive Officer, Chief Financial Officer, Secretary, Treasurer and President and to serve as a member of FTA’s Board of Directors;

Mr. Carlos López was retained as a consultant of FTA in accordance with the terms of the Consulting Agreement executed between the parties on December 22, 2014.

Neither management of the Company nor FTA or Mr. Carlos López had any prior relationships with each other.